Fair Value Measurements (Tables)	12 Months Ended
Dec. 28, 2014
Fair Value Disclosures [Abstract]
Fair value assets and liabilities measured on recurring basis
As of December 28, 2014, December 29, 2013, and April 28, 2013, the fair values of Heinz’s assets and liabilities measured on a recurring basis are categorized as follows:

	Successor								Predecessor
	December 28, 2014				December 29, 2013				April 28, 2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In millions)
Assets:
Derivatives(a)	$—	$574	$—	$574	$—	$346	$—	$346	$—	$68	$—	$68
Total assets at fair value	$—	$574	$—	$574	$—	$346	$—	$346	$—	$68	$—	$68
Liabilities:
Derivatives(a)	$—	$141	$—	$141	$—	$237	$—	$237	$—	$81	$—	$81
Total liabilities at fair value	$—	$141	$—	$141	$—	$237	$—	$237	$—	$81	$—	$81

(a)
Foreign currency derivative contracts are valued based on observable market spot and forward rates and classified within Level 2 of the fair value hierarchy. Interest rate swaps are valued based on observable market swap rates and classified within Level 2 of the fair value hierarchy. Cross-currency swaps are valued based on observable market spot and swap rates and classified within Level 2 of the fair value hierarchy. Cross-currency interest rate swaps are valued based on observable market spot and swap rates and classified within Level 2 of the fair value hierarchy. The total rate of return swap is valued based on observable market swap rates and Heinz's credit spread, and is classified within Level 2 of the fair value hierarchy.